Production Costs (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Production Costs

	2025	2024
Materials and consumables	$561	$617
Salaries and employee benefits (1)	524	514
Contractors	434	444
Utilities	71	77
Insurance	19	23
Other expense	8	3
Changes in inventories (2)	(13)	(44)
	$1,604	$1,634
(1)Salaries and employee benefits are comprised of:

	2025	2024
Wages, salaries and bonuses	$623	$573
Share-based compensation	2	—
Total employee compensation and benefit expenses	625	573
Less: Recorded in General and Administrative expenses	(88)	(46)
Less: Recorded in Mine Care and Maintenance expenses	(10)	(10)
Less: Recorded in Exploration expenses	(3)	(3)
Employee compensation and benefits expenses included in production costs	$524	$514
(2)Includes NRV adjustments to inventories to reduce production costs by $20 million during the year ended December 31, 2025 (2024 - increase by $21 million).